UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway, New York, New York 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2012

Date of Reporting Period:	February 29, 2012

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—97.9%
	Alabama—1.4%
$10,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev.,
	Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	$9,692,200
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	1,234,938
2,000	State Docks Department Rev., 6.00%, 10/1/40	2,186,060
2,650	Tuscaloosa Public Educational Building Auth. Rev., Stillman College Project,
	5.00%, 6/1/26, Ser. A	2,176,816

		15,290,014

	Arizona—7.1%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	3,661,490
2,860	5.50%, 1/1/38, Ser. D	3,094,577
29,700	Pima Cnty. Industrial Dev. Auth. Rev.,
	5.00%, 9/1/39	30,629,016
	Pinal Cnty. Electric Dist. No. 3 Rev.,
1,750	5.25%, 7/1/36	1,872,308
3,700	5.25%, 7/1/41	3,932,323
10,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/39, Ser. A (f)	10,998,400
22,400	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	22,495,200
1,500	Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A	1,532,640

		78,215,954

	California—14.0%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
6,000	5.00%, 10/1/29	6,718,020
1,430	5.00%, 4/1/34, Ser. F-1	1,566,865
1,565	Foothill-Eastern Transportation Corridor Agcy. Rev.,
	5.875%, 1/15/26 (IBC-NPFGC)	1,594,829
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
8,750	5.00%, 6/1/33	6,694,012
7,000	5.75%, 6/1/47	5,377,050
2,000	Hayward Unified School Dist., GO, 5.00%, 8/1/33	2,055,560
	Health Facs. Financing Auth. Rev.,
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	1,609,725
	Sutter Health,
6,300	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	6,520,500
3,000	6.00%, 8/15/42, Ser. B	3,463,500
1,500	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project,
	4.75%, 9/1/34, Ser. A (AMBAC)	1,381,245
2,000	Los Angeles Community College Dist., GO,
	5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	2,190,860
4,000	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	4,250,920
5,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	5,407,600
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	2,161,220
1,750	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,159,168
3,300	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,
	7.75%, 4/1/31, Ser. B	3,701,775

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	California (continued)
$650	Murrieta Valley Unified School Dist. Public Financing Auth., Special Tax,
	4.75%, 9/1/36, Ser. A (AGC)	$658,378
3,000	Newport Beach Rev., Hoag Memorial Hospital Presbyterian,
	5.875%, 12/1/30	3,561,720
500	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	527,165
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	2,129,400
3,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	3,564,495
2,000	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital,
	5.75%, 2/1/41, Ser. A (AMBAC)	2,140,460
	State, GO,
2,925	5.00%, 11/1/32	3,179,504
1,590	5.00%, 6/1/37	1,679,008
5,200	5.125%, 8/1/36	5,572,996
2,500	5.25%, 3/1/38	2,671,825
5,945	5.25%, 11/1/40	6,479,337
5,750	5.50%, 3/1/40	6,347,195
9,500	6.00%, 4/1/38	10,931,270
	Statewide Communities Dev. Auth. Rev.,
	California Baptist Univ.,
3,390	5.75%, 11/1/17, Ser. B (a)(b)	3,491,802
850	6.50%, 11/1/21	954,950
1,000	Cottage Health, 5.00%, 11/1/40	1,042,740
	Methodist Hospital Project (FHA),
5,500	6.625%, 8/1/29	6,877,145
19,500	6.75%, 2/1/38	23,602,020
5,690	Sutter Health, 6.00%, 8/15/42, Ser. A	6,569,105
4,725	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	4,869,963

		153,703,327

	Colorado—1.7%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	6,074,688
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	1,041,570
	Health Facs. Auth. Rev.,
1,000	American Baptist Homes, 5.90%, 8/1/37, Ser. A	885,200
2,500	Catholic Health Initiatives, 5.00%, 2/1/41, Ser. A	2,674,075
500	Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	514,930
6,045	Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40	6,368,347
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	1,796,080

		19,354,890

	Connecticut—0.3%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation,
	7.875%, 4/1/39, Ser. A	1,394,762
2,000	State Health & Educational Fac. Auth. Rev., Hartford Healthcare,
	5.00%, 7/1/41, Ser. A	2,100,200

		3,494,962

	Florida—3.7%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	7.00%, 4/1/39	1,168,420
600	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	678,936

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Florida (continued)
$8,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (f)	$9,471,890
1,000	Clearwater Water & Sewer Rev., 5.25%, 12/1/39, Ser. A	1,119,130
340	Dev. Finance Corp. Rev., Renaissance Charter School,
	6.50%, 6/15/21, Ser. A	356,606
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.625%, 11/15/37, Ser. B	3,301,170
7,135	Jacksonville Health Facs. Auth. Rev., Ascension Health,
	5.25%, 11/15/32, Ser. A	7,312,590
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	3,003,720
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	367,565
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (f)	8,682,811
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	4,814,450

		40,277,288

	Georgia—0.4%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	1,593,600
2,775	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project,
	5.25%, 7/1/37	2,459,482

		4,053,082

	Illinois—7.7%
10,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (f)	10,591,400
	Chicago, Special Assessment, Lake Shore East,
2,849	6.625%, 12/1/22	2,944,840
6,019	6.75%, 12/1/32	6,211,247
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	1,308,988
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC)	5,096,600
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	2,494,000
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (c)	75,770
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	824,992
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	2,247,780
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (f)	5,619,800
37,000	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	40,541,640
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
4,240	6.55%, 1/1/20	4,143,413
2,900	7.00%, 1/1/28	2,680,876

		84,781,346

	Indiana—0.5%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,687,515
	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
990	5.80%, 9/1/47 (a)(b)	951,232
1,900	7.50%, 9/1/22	2,373,005

		5,011,752

	Iowa—4.2%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	201,728
1,075	5.50%, 11/15/37	798,488

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Iowa (continued)
$4,500	Edgewater LLC Project, 6.75%, 11/15/42	$4,177,215
46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	40,572,460

		45,749,891

	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	564,490
850	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A	769,242

		1,333,732

	Kentucky—0.3%
	Economic Dev. Finance Auth. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	2,521,525
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,125,600

		3,647,125

	Louisiana—3.8%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
450	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	494,266
	Woman’s Hospital Foundation, Ser. A,
750	5.875%, 10/1/40	813,765
1,000	6.00%, 10/1/44	1,090,080
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
3,300	5.50%, 5/15/47, Ser. B	3,357,783
2,000	6.50%, 5/15/37	2,229,720
33,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	33,730,954

		41,716,568

	Maryland—0.9%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	1,023,470
1,400	Charlestown Community, 6.25%, 1/1/41	1,536,052
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	824,301
2,380	Medstar Health, 5.00%, 8/15/41	2,527,132
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	4,243,752

		10,154,707

	Massachusetts—0.9%
	Dev. Finance Agcy. Rev.,
	Adventcare Project,
4,610	6.75%, 10/15/37, Ser. A	4,643,699
580	7.625%, 10/15/37	618,912
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	1,083,020
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	3,260,267

		9,605,898

	Michigan—2.2%
1,000	Detroit, GO, 5.25%, 11/1/35	1,057,620
5,000	Detroit Water Supply System Rev., 5.25%, 7/1/41, Ser. A	5,232,200

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Michigan (continued)
$800	Public Educational Facs. Auth. Rev., Bradford Academy, 6.50%, 9/1/37 (a)(b)	$507,528
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
	8.25%, 9/1/39	3,779,070
	State Hospital Finance Auth. Rev., Oakwood Group, Ser. A,
3,000	5.75%, 4/1/32	3,057,960
1,925	6.00%, 4/1/22	2,021,212
11,510	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	8,723,774

		24,379,364

	Minnesota—0.6%
150	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	146,834
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	1,426,785
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	2,682,240
1,530	6.125%, 10/1/39	1,559,131
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	464,665
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	438,972

		6,718,627

	Mississippi—0.0%
350	Dev. Bank Special Obligation Rev., Capital Projects and Equipment Acquisition,
	5.00%, 7/1/24, Ser. A-2 (AMBAC)	349,338

	Missouri—0.1%
750	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	778,508

	Nevada—0.9%
10,000	Clark Cnty., GO, 4.75%, 11/1/35 (FGIC-NPFGC) (f)	10,377,100

	New Hampshire—0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,105,540
360	Health & Education Facs. Auth. Rev., Catholic Medical Center,
	6.125%, 7/1/32, Ser. A	364,918

		2,470,458

	New Jersey—5.6%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project,
	5.625%, 1/1/38	940,338
	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project,
4,000	5.75%, 10/1/21	4,207,200
11,405	5.75%, 4/1/31	11,643,707
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	496,377
2,000	MSU Student Housing Project, 5.875%, 6/1/42	2,151,760
	Health Care Facs. Financing Auth. Rev.,
1,500	AHS Hospital Corp., 6.00%, 7/1/37	1,737,765
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	1,547,100
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,236,400
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
3,300	4.75%, 6/1/34	2,489,751
22,805	5.00%, 6/1/41	17,363,955

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	New Jersey (continued)
$15,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	$16,371,000

		61,185,353

	New Mexico—0.2%
2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	2,103,620

	New York—12.6%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project,
	6.00%, 11/15/36, Ser. A	1,072,644
29,500	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	31,857,640
	Liberty Dev. Corp. Rev.,
1,000	5.125%, 1/15/44	1,062,710
2,500	5.625%, 7/15/47	2,653,750
10,000	1 World Trade Center Project, 5.00%, 12/15/41	10,963,300
1,250	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,355,425
	Goldman Sachs Headquarters,
1,505	5.25%, 10/1/35	1,665,584
10,000	5.25%, 10/1/35 (f)	11,067,000
3,880	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	4,163,240
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	888,778
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
2,830	5.00%, 6/15/37, Ser. D (f)	3,106,491
	Second Generation Resolutions,
4,000	4.75%, 6/15/35, Ser. DD (f)	4,244,800
2,000	5.00%, 6/15/39, Ser. GG-1	2,176,420
54,000	New York Liberty Dev. Corp. Rev., World Trade Center Project,
	5.75%, 11/15/51	60,926,580
1,750	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	1,926,347

		139,130,709

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	542,833
1,000	Village at Brookwood, 5.25%, 1/1/32	861,710

		1,404,543

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	3,765,687

	Ohio—2.0%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
1,865	5.75%, 6/1/34	1,373,721
3,570	5.875%, 6/1/30	2,771,427
500	5.875%, 6/1/47	372,300
3,900	Hamilton Cnty. Rev., 5.00%, 12/1/30, Ser. A	4,241,328
1,000	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems,
	6.75%, 1/15/39, Ser. 2009-A	1,077,790
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	7,577,100

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Ohio (continued)
$1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	$1,064,490
3,000	State Rev., Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	3,266,190

		21,744,346

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System,
	5.50%, 7/15/35, Ser. A	1,096,780
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	1,266,585

		2,363,365

	Pennsylvania—4.6%
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	748,740
670	6.00%, 7/1/35	672,378
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	2,675,888
	Higher Educational Facs. Auth. Rev.,
850	Edinboro Univ. Foundation, 6.00%, 7/1/43	902,462
400	Thomas Jefferson Univ., 5.00%, 3/1/40	428,532
500	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co.,
	5.50%, 12/1/39	548,070
3,750	Montgomery Cnty. Higher Education & Health Auth. Rev., Abington Memorial Hospital,
	5.125%, 6/1/32, Ser. A	3,806,513
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev., New Regional Medical Center,
	5.375%, 8/1/38 (FHA)	9,333,340
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	18,704,930
11,015	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital,
	6.625%, 11/15/23, Ser. A	11,032,844
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	537,895
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev., Excela Health Project,
	5.125%, 7/1/30	1,052,850

		50,444,442

	Puerto Rico—0.5%
5,000	Sales Tax Financing Corp. Rev., 5.25%, 8/1/41, Ser. C	5,383,050

	Rhode Island—5.1%
56,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	56,203,934

	South Carolina—1.4%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,064,830
13,850	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30, Ser. B	14,007,474

		15,072,304

	Tennessee—1.2%
1,750	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project,
	6.625%, 10/1/39	1,916,967
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance,
	6.00%, 7/1/38, Ser. A	1,111,890

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Tennessee (continued)
$500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev.,
	Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	$511,010
	Tennessee Energy Acquisition Corp. Rev., Ser. C,
3,000	5.00%, 2/1/23	3,189,240
6,000	5.00%, 2/1/27	6,197,580

		12,926,687

	Texas—11.1%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	138,489
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	6,613,945
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	2,729,700
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	4,257,825
12,700	5.50%, 10/1/39	14,135,227
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	545,643
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	11,307,031
10,300	5.50%, 12/15/38	11,324,129
	North Texas Tollway Auth. Rev.,
5,750	5.00%, 1/1/38	6,120,760
1,300	5.50%, 9/1/41, Ser. A	1,495,923
5,000	5.625%, 1/1/33, Ser. B	5,486,000
1,200	5.75%, 1/1/33, Ser. F	1,300,260
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	250,220
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	280,805
	State, Mobility Fund, GO (f),
10,025	4.75%, 4/1/35, Ser. A	10,801,938
17,500	4.75%, 4/1/36	18,734,800
1,000	State Public Finance Auth., Rev., Charter School Finance Corp.,
	5.875%, 12/1/36, Ser. A	1,038,050
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	3,511,800
15,300	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
	6.25%, 12/15/26, Ser. D	18,221,076
1,920	Texas Private Activity Bond Surface Transportation Corp. Rev.,
	7.00%, 6/30/40	2,182,771
1,000	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	1,096,440

		121,572,832

	Virginia—0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	1,124,150
2,050	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes,
	5.50%, 7/1/37, Ser. A	1,543,199

		2,667,349

	Washington—1.5%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	1,443,845
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,171,420

PIMCO Municipal Income Fund II Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Washington (continued)
$13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	$13,532,090

		16,147,355

	West Virginia—0.2%
2,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	2,257,460

	Wisconsin—0.1%
	Health & Educational Facs. Auth. Rev.,
90	Froedert & Community Health, 5.375%, 10/1/30	91,041
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	1,140,850

		1,231,891

	Total Municipal Bonds & Notes (cost—$1,003,345,586)	1,077,068,858

VARIABLE RATE NOTES (e)—2.1%
	California—0.5%
5,000	Health Facs. Financing Auth. Rev., 10.84%, 11/15/36, Ser. 3193 (a)(b)(d)	5,830,050

	Florida—0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.00%, 11/15/31, Ser. C	1,911,984

	Illinois—0.6%
6,000	Chicago, GO, 13.36%, 1/1/34, Ser. 3190 (a)(b)(d)	6,880,140

	Texas—0.6%
5,365	State, GO, 10.25%, 4/1/37, Ser. 3197 (a)(b)(d)	6,336,602

	West Virginia—0.2%
2,000	Economic Dev. Auth. Rev., Appalachian Power, 5.375%, 12/1/38, Ser. A	2,105,940

	Total Variable Rate Notes (cost—$20,303,589)	23,064,716

	Total Investments (cost—$1,023,649,175) (g)—100.0%	$1,100,133,574

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $23,997,354 representing 2.2% of total investments.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	In default.
(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 29, 2012.
(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 29, 2012.
(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	At February 29, 2012, the cost basis of portfolio securities for federal income tax purposes was $972,581,061. Gross unrealized appreciation was $91,315,055, gross unrealized depreciation was $13,309,759 and net unrealized appreciation was $78,005,296. The difference between book and tax cost is attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

GTD—Guaranteed

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

PSF—Public School Fund

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes—Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 29, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/29/12
Investments in Securities—Assets
Municipal Bonds & Notes	—	$1,077,068,858	—	$1,077,068,858
Variable Rate Notes	—	23,064,716	—	23,064,716

Total Investments	—	$1,100,133,574	—	$1,100,133,574

There were no significant transfers between Levels 1 and 2 during the nine months ended February 29, 2012.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3 (c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: April 20, 2012

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: April 20, 2012

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: April 20, 2012